Commitments And Contingencies (Tables)	12 Months Ended
Jun. 30, 2013
Commitments And Contingencies Disclosure [Abstract]
Future Minimum Rental Payments For Operating Leases

Commitments.    The future minimum rental payments for operating leases having initial or remaining non-cancelable lease terms in excess of one year as of June 30, 2013, are as follows:

(in millions)	2014	2015	2016	2017	2018	Thereafter	Total
Minimum Rental Payments	$35	$29	$23	$20	$7	$20	$134